Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Property, plant and equipment
12. Property, plant and
equipment

	Leasehold improvements	Music education equipment	Furniture and fixtures	Office equipment	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cost
At January 1, 2020	3,638	2,793	232	685	7,348
Acquisition from business combinations (Note 8)	498	—	103	168	769
Additions	—	15,440	—	68	15,508
Disposals	—	(7)	—	(42)	(49)

At December 31, 2020	4,136	18,226	335	879	23,576
Additions	425	53,830	6	166	54,427
Disposals	—	(1,859)	—	(15)	(1,874)

At December 31, 2021	4,561	70,197	341	1,030	76,129

Accumulated depreciation
At January 1, 2020	(2,227)	(294)	(114)	(594)	(3,229)
Depreciation charge for the year	(631)	(1,464)	(65)	(97)	(2,257)
Disposals	—	6	—	39	45

At December 31, 2020	(2,858)	(1,752)	(179)	(652)	(5,441)
Depreciation charge for the year	(804)	(9,710)	(72)	(123)	(10,709)
Disposals	—	462	—	2	464

At December 31, 2021	(3,662)	(11,000)	(251)	(773)	(15,686)

Net carrying amount
At December 31, 2021	899	59,197	90	257	60,443

At December 31, 2020	1,278	16,474	156	227	18,135